Cash and cash equivalents and Restricted cash	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents and Restricted cash

3.         Cash and cash equivalents and Restricted cash

For the purpose of the consolidated statement of financial position, cash and cash equivalents comprise the following:

	December 31,
	2023	2022
Cash on hand	11	36
Cash at banks	74,191	52,797
Total	74,202	52,833

Cash held in banks earns interest at floating rates based on daily bank deposit rates.

The fair value of cash and cash equivalents as at December 31, 2023 and 2022, was $74,202 and $52,833, respectively.

As at December 31, 2023 and 2022, the Company had pledged an amount of $3,620 and $5,968, respectively, in order to fulfill collateral requirements. The fair value of the restricted cash as at December 31, 2023 was $3,620, $3,530 included in non-current assets and $90 included in current assets as at December 31, 2023. The fair value of the restricted cash as at December 31, 2022 was $5,968, $3,590 included in non-current assets and $2,378 included in current assets as at December 31, 2022. The cash and cash equivalents are held with reputable bank and financial institution counterparties with high ratings.